JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

June 19, 2013

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated June 6, 2013, filed pursuant to Rule 497(e), for the following funds of the above mentioned Trust:

JNL/American Funds Blue Chip Income and Growth Fund

JNL/American Funds International Fund

JNL/American Funds Balanced Allocation Fund

JNL/American Funds Growth Allocation Fund

JNL/Franklin Templeton Global Multisector Bond Fund

JNL/Goldman Sachs Emerging Markets Debt Fund

JNL/Goldman Sachs Mid Cap Value Fund

JNL/Invesco Small Cap Growth Fund

JNL/Mellon Capital S&P 500 Index Fund

JNL/WMC Money Market Fund

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.